Loans Payable (Convertible Debentures) (Details) - USD ($)			1 Months Ended		3 Months Ended	6 Months Ended
	Oct. 12, 2016	Jul. 12, 2016	Dec. 31, 2016	Oct. 31, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Jul. 20, 2016
Debt Instrument [Line Items]
Change in fair value of conversion features and warrants						$ (1,790,000)	$ 0
Beneficial owner (as a percent)			4.99%		4.99%	4.99%
Convertible Debt | Debentures
Debt Instrument [Line Items]
Debt issue amount		$ 4,444,000	$ 4,444,000		$ 4,444,000	$ 4,444,000
Proceeds from issuance of debt		$ 4,000,000
Debt instrument term		1 year
Conversion to stock price (in dollars per share)		$ 6.2660
Conversion shares (up to)		780,230
Minimum conversion price (in dollars per share)		$ 0.10
Stated interest rate (as a percent)		10.00%
Redemption price (as a percent)		120.00%
Payment on debt			397,000
Principal redeemed (as a percent)		115.00%
Accrued interest (as a percent)		100.00%
Lock-up agreement, period following issuance of debentures		6 months
Lock-up agreement, period following resale registration statement		90 days
Fair value of conversion feature		$ 1,856,000
Amortization payment	$ 444,000
Accrued interest	114,000
Interest accrued					739,000	739,000
Accrued interest, principal					667,000	$ 667,000
Percentage of premium on outstanding principal						15.00%
Principal payment	444,000,000		383,000
Payment of interest	$ 114,000,000		14,000
Minimum cash reserve, number of trading days to be considered in default		3 days
Minimum cash reserve, event of default, interest rate		18.00%
Percentage of holders of debentures for which waiver agreements were entered into	87.00%			87.00%
Number of trading days of failure to cure non-payment of amortization before event of default		3 days
Failure to cure non-payment of amortization, event of default, interest rate	18.00%	18.00%
Percentage of holders of debentures for which waiver agreements were not entered into	13.00%
Amount due to purchases for which waiver agreements were not entered into	$ 696,000
Convertible Debt | Grid Note
Debt Instrument [Line Items]
Repayments of debt		$ 1,162,000
Debt instrument fee		420,000
Unamortized discount		$ 444,000
Affiliated Entity | Amendment to Securities Purchase Agreement
Debt Instrument [Line Items]
Guarantees maximum exposure								$ 6,000,000
Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guaranteed funds								1,000,000
Sillerman Investment Company VI LLC | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guarantees maximum exposure								5,000,000
Mr. Sillerman | Affiliated Entity | Amendment to Securities Purchase Agreement | Financial Standby Letter of Credit
Debt Instrument [Line Items]
Guarantees maximum exposure								$ 1,000,000
Common Stock | Convertible Debt | Debentures
Debt Instrument [Line Items]
Warrants issued		354,650
Warrant | Convertible Debt | Debentures
Debt Instrument [Line Items]
Unamortized discount			812,500		812,500	$ 812,500
Conversion to stock price (in dollars per share)		$ 6.5280
Warrant exercise period (in years)		5 years
Fair value of warrants		$ 1,500,000	410,000		410,000	410,000
Change in fair value of conversion features and warrants						1,090,000
Conversion Feature | Convertible Debt | Debentures
Debt Instrument [Line Items]
Unamortized discount			1,005,000		1,005,000	1,005,000
Fair value of debt		$ 1,856,000,000	$ 1,256,000,000		1,256,000,000	$ 1,256,000,000
Change in fair value					$ 600,000